CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 25,341,000	$ 28,397,000
Accounts receivable	1,256,000	731,000
Grants receivable	9,480,000	9,172,000
Inventories	18,821,000	13,503,000
Prepaid expenses and other current assets	6,753,000	14,203,000
Total current assets	61,651,000	66,006,000
Property and equipment, net	56,305,000	58,515,000
Operating lease right-of-use assets	1,725,000	2,016,000
Intangible assets, net	14,547,000	15,680,000
Other assets	4,741,000	4,084,000
Total assets	138,969,000	146,301,000
Current liabilities:
Accounts payable, including due to related party of $303 and $147, respectively	22,135,000	10,066,000
Accrued expenses and other current liabilities, including due to related party of $2,791 and $5,664 respectively	9,715,000	13,660,000
Deferred income	33,702,000	32,370,000
Operating lease liabilities	550,000	541,000
Convertible promissory notes due to related party, held at fair value		27,128,000
Notes payable	3,177,000	1,950,000
Warrant liabilities		15,821,000
Total current liabilities	69,279,000	101,536,000
Deferred income	9,040,000	8,914,000
Operating lease liabilities	1,222,000	1,519,000
Notes payable, including due to related party of $15,223 and $16,523, respectively	30,015,000	35,131,000
Warrant liabilities	1,130,000
Earnout liability	6,190,000
Other long-term liabilities, including due to related party of $3,062 and $2,416, respectively	5,908,000	5,588,000
Total liabilities	122,784,000	152,688,000
Commitments and contingencies (Note 19)
Noncontrolling interest	11,087,000	11,855,000
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value - 250,000,000 shares authorized at June 30, 2022; zero shares issued and outstanding at June 30, 2022 and December 31, 2021
Common stock, $0.0001 par value - 900,000,000 shares authorized at June 30, 2022; 72,552,477 shares issued and outstanding at June 30, 2022; 125,961,571 shares authorized at December 31, 2021; 6,248,192 shares issued and outstanding at December 31, 2021	7,000	1,000
Additional paid-in capital	289,332,000	(64,549,000)
Accumulated other comprehensive (loss) income	(344,000)	219,000
Accumulated deficit	(283,896,000)	(265,507,000)
Total stockholders' equity (deficit)	5,098,000	(329,836,000)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 138,969,000	146,301,000
Legacy Gelesis Redeemable Convertible Preferred Stock
Current liabilities:
Legacy Gelesis redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at June 30, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021		$ 311,594,000